Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIDELITY COVINGTON TRUST
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000131671
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
Trading Symbol	FCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,822,249,254
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,822,249,254
Number of Holdings	96
Portfolio Turnover	19%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.6
Belgium -	0.2
Canada -	0.1
Bermuda -	0.1
Israel -	0.0Footnote Reference*
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	98.5
Short-Term Investments and Net Other Assets (Liabilities) -	1.5

TOP INDUSTRIES

(% of Fund's Net Assets)

Interactive Media & Services	52.4
Entertainment	20.4
Diversified Telecommunication Services	13.8
Media	9.0
Wireless Telecommunication Services	2.9
All Others	1.5

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.5
Alphabet, Inc., Class A	14.3
Alphabet, Inc., Class C	9.7
Walt Disney Co.	4.2
Verizon Communications, Inc.	4.1
AT&T, Inc.	4.0
Netflix, Inc.	3.1
Warner Bros Discovery, Inc.	3.1
Comcast Corp., Class A	2.9
T-Mobile U.S., Inc.	2.6
Total	72.5

C000131662
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
Trading Symbol	FDIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,842,577,772
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,842,577,772
Number of Holdings	249
Portfolio Turnover	7%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	96.3
Brazil -	1.4
Switzerland -	0.6
United Kingdom -	0.5
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1
Israel -	0.1
Hong Kong -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

TOP INDUSTRIES

(% of Fund's Net Assets)

Broadline Retail	25.7
Hotels, Restaurants & Leisure	20.8
Automobiles	19.7
Specialty Retail	19.5
Household Durables	4.8
All Others	9.5

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	23.1
Tesla, Inc.	17.1
Home Depot, Inc.	5.0
McDonald's Corp.	3.3
TJX Cos., Inc.	2.4
Booking Holdings, Inc.	2.4
Lowe's Cos., Inc.	2.2
Starbucks Corp.	1.5
MercadoLibre, Inc.	1.4
Royal Caribbean Cruises Ltd.	1.3
Total	59.7

C000131664
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
Trading Symbol	FSTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,394,915,603
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,394,915,603
Number of Holdings	97
Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.8
Cayman Islands -	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

TOP INDUSTRIES

(% of Fund's Net Assets)

Consumer Staples Distribution & Retail	38.3
Beverages	19.3
Household Products	15.8
Food Products	14.1
Tobacco	8.6
All Others	3.9

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Walmart, Inc.	15.0
Costco Wholesale Corp.	11.8
Procter & Gamble Co.	9.8
Coca-Cola Co.	8.2
Philip Morris International, Inc.	4.8
PepsiCo, Inc.	4.6
Altria Group, Inc.	3.4
Mondelez International, Inc., Class A	2.5
Colgate-Palmolive Co.	2.3
Monster Beverage Corp.	2.0
Total	64.4

C000131665
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
Trading Symbol	FENY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,508,244,482
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,508,244,482
Number of Holdings	99
Portfolio Turnover	4%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.1
United Kingdom -	1.1
Ireland -	0.3
Switzerland -	0.3
Norway -	0.1
Thailand -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Oil, Gas & Consumable Fuels	87.5
Energy Equipment & Services	12.2
All Others	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	23.7
Chevron Corp.	15.6
ConocoPhillips	5.9
Williams Cos., Inc.	3.7
SLB Ltd.	3.3
EOG Resources, Inc.	2.8
Kinder Morgan, Inc.	2.8
Phillips 66	2.7
Valero Energy Corp.	2.6
Baker Hughes Co.	2.5
Total	65.6

C000131666
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
Trading Symbol	FNCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,409,073,414
Holdings Count | Holding	388
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$2,409,073,414
Number of Holdings	388
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Banks	29.7
Capital Markets	26.2
Financial Services	23.7
Insurance	14.3
Consumer Finance	5.1
All Others	1.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.7
Berkshire Hathaway, Inc., Class B	7.6
Visa, Inc., Class A	6.3
Mastercard, Inc., Class A	5.3
Bank of America Corp.	4.3
Wells Fargo & Co.	3.3
Goldman Sachs Group, Inc.	3.3
Morgan Stanley	2.5
Citigroup, Inc.	2.4
American Express Co.	2.3
Total	47.0

C000131667
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
Trading Symbol	FHLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,827,517,318
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$2,827,517,318
Number of Holdings	331
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.1
Ireland -	0.6
Canada -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Netherlands -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Germany -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Pharmaceuticals	31.9
Biotechnology	22.3
Health Care Equipment & Supplies	19.4
Health Care Providers & Services	16.0
Life Sciences Tools & Services	9.4
All Others	1.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	12.7
Johnson & Johnson	8.3
AbbVie, Inc.	6.0
Merck & Co., Inc.	4.2
UnitedHealth Group, Inc.	4.0
Thermo Fisher Scientific, Inc.	3.3
Abbott Laboratories	2.9
Amgen, Inc.	2.8
Intuitive Surgical, Inc.	2.8
Gilead Sciences, Inc.	2.7
Total	49.7

C000131668
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
Trading Symbol	FIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,813,762,023
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,813,762,023
Number of Holdings	362
Portfolio Turnover	1%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.7
Canada -	0.7
Ireland -	0.3
United Kingdom -	0.3
Norway -	0.0Footnote Reference*
Switzerland -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

TOP INDUSTRIES

(% of Fund's Net Assets)

Aerospace & Defense	24.7
Machinery	20.2
Electrical Equipment	11.5
Ground Transportation	8.4
Professional Services	6.5
All Others	28.7

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.9
Caterpillar, Inc.	4.7
RTX Corp.	4.1
GE Vernova, Inc.	3.0
Boeing Co.	2.8
Uber Technologies, Inc.	2.4
Honeywell International, Inc.	2.2
Union Pacific Corp.	2.1
Eaton Corp. PLC	2.1
Deere & Co.	2.1
Total	30.4

C000131669
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
Trading Symbol	FTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 16,148,953,589
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$16,148,953,589
Number of Holdings	289
Portfolio Turnover	4%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.3
Switzerland -	0.4
China -	0.4
Singapore -	0.3
Canada -	0.2
Thailand -	0.2
United Kingdom -	0.1
Israel -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

TOP INDUSTRIES

(% of Fund's Net Assets)

Semiconductors & Semiconductor Equipment	39.9
Software	27.6
Technology Hardware, Storage & Peripherals	17.3
Electronic Equipment, Instruments & Components	6.0
IT Services	5.0
All Others	4.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NVIDIA Corp.	18.1
Apple, Inc.	14.4
Microsoft Corp.	10.9
Broadcom, Inc.	4.3
Micron Technology, Inc.	2.4
Advanced Micro Devices, Inc.	1.9
Palantir Technologies, Inc., Class A	1.6
Cisco Systems, Inc.	1.6
Lam Research Corp.	1.5
International Business Machines Corp.	1.4
Total	58.1

C000131670
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
Trading Symbol	FMAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 507,302,300
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$507,302,300
Number of Holdings	107
Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.7
Canada -	0.3
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

TOP INDUSTRIES

(% of Fund's Net Assets)

Chemicals	48.4
Metals & Mining	27.4
Construction Materials	13.2
Containers & Packaging	10.4
Paper & Forest Products	0.5
All Others	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	14.2
Newmont Corp.	8.2
Freeport-McMoRan, Inc.	5.7
Sherwin-Williams Co.	5.6
CRH PLC	5.4
Ecolab, Inc.	4.8
Air Products & Chemicals, Inc.	4.0
Corteva, Inc.	3.3
Nucor Corp.	2.7
Vulcan Materials Co.	2.6
Total	56.5

C000151119
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
Trading Symbol	FREL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,374,234,564
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$1,374,234,564
Number of Holdings	132
Portfolio Turnover	3%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Specialized REITs	32.0
Health Care REITs	14.9
Retail REITs	14.2
Residential REITs	11.4
Industrial REITs	11.3
All Others	16.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	8.2
Welltower, Inc.	7.9
American Tower Corp.	5.7
Equinix, Inc.	4.5
Simon Property Group, Inc.	4.2
Digital Realty Trust, Inc.	3.7
Realty Income Corp.	3.7
CBRE Group, Inc., Class A	3.5
Public Storage	3.0
Crown Castle, Inc.	2.6
Total	47.0

C000131663
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Trading Symbol	FUTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,223,529,869
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2026)
FUND STATISTICS	Value
Fund Size	$2,223,529,869
Number of Holdings	65
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Electric Utilities	61.6
Multi-Utilities	24.3
Independent Power and Renewable Electricity Producers	6.1
Gas Utilities	4.8
Water Utilities	2.9
All Others	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	12.2
Southern Co.	6.6
Duke Energy Corp.	6.4
Constellation Energy Corp.	5.9
American Electric Power Co., Inc.	4.3
Sempra	3.8
Vistra Corp.	3.6
Dominion Energy, Inc.	3.5
Exelon Corp.	3.0
Xcel Energy, Inc.	3.0
Total	52.3